ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Asset Impairment Charges - Accumulated impairment [member] - The Group [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Asset Impairment Charges [Line Items]
Balances	£ 1,362	£ 926
Financial assets at fair value through other comprehensive income	(1)	(14)
Drawn balance [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Asset Impairment Charges [Line Items]
Balances	1,380	1,012
Undrawn balances [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Asset Impairment Charges [Line Items]
Balances	£ (17)	£ (72)